Loans - Narrative (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans covered by FDIC loss share agreements	$ 195,545,000		$ 234,036,000	$ 347,408,000
Loan held for sale	9,387,000		10,381,000	8,271,000
Loans and written loan commitments at fair value under the fair value option	1,023,281,000		985,411,000	841,862,000
Unamortized discount on acquired loans	6,819,000		6,268,000	5,190,000
Loans in process	0		600,000	11,050,000
Ending balance	5,858,967,000	5,857,573,000	5,692,071,000	5,424,748,000
Principal balances of residential real estate loans sold	64,300,000	54,200,000	214,250,000	450,010,000
Interest income recognized on impaired loans	3,100,000	1,200,000	5,870,000	7,870,000
Valuation adjustments made to repossessed properties	2,100,000	500,000	9,690,000	4,030,000
Specific reserves included in the allowance for loan losses for TDRs	2,100,000		3,180,000	6,430,000
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and written loan commitments at fair value under the fair value option	1,023,281,000	985,411,000	985,411,000	841,860,000
Loans Guaranteed by US Government Authorities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending balance	$ 101,900,000		$ 106,460,000	$ 104,040,000